Principal Accounting Policies (Statutory Reserves, Employee Benefits, Segment Reporting and Derivative Financial Instruments) (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2013 contracts	Jun. 30, 2015 CNY (¥) segments	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jul. 15, 2013
Schedule of Principal Accounting Policies [Line Items]
Minimum portion of after-tax profits to be allocated to the general reserve/ statutory surplus fund			10.00%
Percentage rate of registered capital, reserve/ surplus fund reached, appropriation not required			50.00%
Appropriation made to statutory reserves			¥ 63	¥ 1,613	¥ 2,355
Amounts recognized for employee benefits			¥ 96,481	¥ 99,475	¥ 79,777
Number of reporting segments | segments			1
Foreign exchange forward contracts [Member]
Schedule of Principal Accounting Policies [Line Items]
Number of derivative financial instruments agreements entered into | contracts		2
Interest swap contract [Member]
Schedule of Principal Accounting Policies [Line Items]
Number of derivative financial instruments agreements entered into | contracts		1
Beijing Wangpin [Member]
Schedule of Principal Accounting Policies [Line Items]
Percentage of ownership owned by the Company	[1]		90.00%
Beijing Wangpin [Member] | Zhilian Sanke [Member]
Schedule of Principal Accounting Policies [Line Items]
Percentage of ownership owned by Zhilian Sanke			10.00%			10.00%
China Company Law [Member] | VIEs [Member]
Schedule of Principal Accounting Policies [Line Items]
Minimum portion of after-tax profits to be allocated to the general reserve/ statutory surplus fund			10.00%
Percentage rate of registered capital, reserve/ surplus fund reached, appropriation not required			50.00%

[1]	* Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).